Summary prospectus

Fixed income mutual fund

Delaware Ivy Cash Management Fund

(formerly, Ivy Cash Management Fund)

Nasdaq ticker symbols
Class A	IAAXX
Class C	IACXX

January 28, 2022

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at ivyinvestments.com/prospectus. You can also get this information at no cost by calling 888 923-3355. The Fund’s statutory prospectus and statement of additional information, both dated January 28, 2022 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Delaware Ivy Cash Management Fund

(formerly, Ivy Cash Management Fund)

On April 30, 2021, the fund in this prospectus (Fund) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager (hereinafter, the Fund and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds).

At the close of business on September 30, 2021, the Fund closed to purchases by new investors, except for certain investors, such as those in certain advisory programs with specific financial intermediaries who have a written arrangement with the Fund’s distributor. The Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) business days before the Fund’s liquidation date. Shareholders will receive at least 60 days’ notice of the Fund’s liquidation date.

What is the Fund’s investment objective?

Delaware Ivy Cash Management Fund seeks to provide current income consistent with maintaining liquidity and preservation of capital.

What are the Fund’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Class C shares of the Fund are not available for direct investments. The Fund's investment manager, Delaware Management Company (Manager), has agreed to voluntarily waive and/or reimburse fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Manager. There is no guarantee that the Fund will maintain a positive yield.

Shareholder fees (fees paid directly from your investment)

Class	A		C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]	1.00%	[1]
Maximum account fee	none		none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C
Management fees	0.33%	0.33%
Distribution and service (12b-1) fees	0.00%	1.00%
Other expenses	0.26%	0.23%
Total annual fund operating expenses	0.59%	1.56%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares if they were exchanged from Class A shares of another Ivy Fund that were purchased at net asset value (NAV) for $100,000 or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	C
1 year	$60	$159
3 years	$189	$493
5 years	$329	$850
10 years	$738	$1,595

What are the Fund’s principal investment strategies?

Delaware Ivy Cash Management Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

Delaware Management Company (Manager), the Fund’s investment manager, may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield, as well as the industry and/or sector of the issuer of the security. The Manager also must select securities for the Fund in compliance with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7) that apply to money market funds.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

What are the principal risks of investing in the Fund?

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any

Summary prospectus
Delaware Ivy Cash Management Fund

other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is not intended as a complete investment program.

The Fund operates as a retail money market fund and only accounts beneficially owned by natural persons may be invested in the Fund. The Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Further, the Fund’s policies and procedures impose liquidity fees on redemptions or temporarily suspend redemptions (“gating”) if the Fund’s weekly liquid assets fall below a certain threshold and the Board of Trustees (Board) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.

The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors.

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Amortized cost risk — The risk that in the event that a fund’s board determines that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of fund shares or liquidating the fund.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorised deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Summary prospectus
Delaware Ivy Cash Management Fund

How has Delaware Ivy Cash Management Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. The Fund’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

The returns presented below for the Fund reflect the performance of Waddell & Reed Advisors Cash Management (the “Cash Management Predecessor Fund” or the “Predecessor Fund”) through February 26, 2018, and the performance of the Fund thereafter. The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

Prior to January 31, 2012, the Predecessor Fund’s investment objective was to provide maximum current income consistent with stability of principal. Effective as of January 31, 2012, the Predecessor Fund changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 0.49% for the quarter ended March 31, 2019, and its lowest quarterly return was 0.00% for each quarter beginning with the quarter ended March 31, 2012 through the quarter ended September 30, 2016 and the quarters ended March 31, 2021, June 30, 2021 and September 30, 2021. As of December 31, 2021 the 7-day yield was equal to 0.00%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Class A	0.04%	0.79%	0.41%
Class C	0.04%	0.27%	0.18%

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Stephen M. Juszczyszyn	Managing Director, Senior Portfolio Manager	November 2021
Kathleen (Marnell) Burst	Vice President, Portfolio Manager	November 2021

Purchase and redemption of Fund shares

The Fund’s shares are redeemable. You may purchase or redeem shares on any business day at the Fund’s NAV per share next calculated after your order is received in proper form by Waddell & Reed Services Company, doing business as WI Services Company (WISC), if your account is held directly by the Fund (Direct Accounts) or by your broker-dealer or other financial intermediary if your account is held by the financial intermediary on a networked or omnibus basis with the Funds. Purchases and redemptions are subject to any applicable sales charge. For Direct Accounts, requests to purchase or redeem shares may be submitted in writing to WISC at P.O. Box 219722, Kansas City, MO 64121-9722 (all share classes), by telephone (888 923-3355) (Class A and C shares) or via the internet if you have completed an Express Transaction Authorization Form (ivyinvestments.com) (Class A and C shares). If your shares are not held in a Direct Account, please contact your broker-dealer, financial advisor, plan administrator, third-party record keeper or other applicable financial intermediary to purchase or sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or the Distributor may reduce or waive the minimums in some cases.

For Class A and Class C shares, the minimum investment is generally $750, and subsequent investment can be made in any amount. For accounts opened with Automatic Investment Service (AIS), the minimum investment is generally $150, and subsequent investment can be made for as little as $50. For accounts established through payroll deductions and salary deferrals minimum investments may be made in any amount.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Summary prospectus
Delaware Ivy Cash Management Fund

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IVSUM-IAAXX 1/22